ACCOUNTS RECEIVABLE - Allowance for Doubtful Accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Allowance for doubtful accounts
Balance at beginning of year	¥ 11,014	¥ 5,384	¥ 6,144
Additions	22,799	11,701	5,738
Write-offs	(11,861)	(6,071)	(6,498)
Balance at end of year	¥ 21,952	¥ 11,014	¥ 5,384